Law Offices
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036
(202) 822-9611
February 5, 2010
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Nationwide Variable Insurance Trust (the “Registrant”) File Nos. 002-73024; 811-03213
Dear Sir or Madam:
     On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 134, 135 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectuses and the statement of additional information; and (ii) revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements. This Amendment relates to the following series of the Registrant: American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund.
     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and the statement of additional information.
     If you have any questions or comments regarding this filing, please call me at (202) 419-8402.

Very truly yours,
/s/ Prufesh R. Modhera
Prufesh R. Modhera, Esq.

cc:	Allan J. Oster Barbara A. Nugent